Document and Entity Information	Sep. 26, 2024
Document Information:
Document Type	8-K
Document Period End Date	Sep. 26, 2024
Entity Registrant Name	Renalytix plc
Entity Incorporation State Country Code	X0
Entity File Number	001-39387
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	2 Leman Street
Entity Address City Or Town	London
Entity Address Postal Zip Code	E1W 9US
Entity Address Country	GB
Country Region	44
City Area Code	20
Local Phone Number	3139 2910
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001811115
Amendment Flag	false
Ordinary shares, nominal value £0.0025 per ordinary share [Member]
Document Information:
Security 12b Title	Ordinary shares, nominal value £0.0025 per ordinary share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
American Depositary Shares, each representing two ordinary shares, nominal value £0.0025 per ordinary share [Member]
Document Information:
Security 12b Title	American Depositary Shares, each representing two ordinary shares, nominal value £0.0025 per ordinary share
Security Exchange Name	NASDAQ
Trading Symbol	RNLX